Loans (Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Accretable Yield Movement Schedule Rollforward) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Loans [Abstract]
Balance, beginning of period		$ 13,490	$ 0
Impact of acquisition/purchase on June 7, 2013		495	6,650
Accretion		(7,090)	(2,234)
Adjustment for payoffs		(1,575)	(104)
Adjustment for charge-offs		(79)	(4)
Increase in accretable yield	[1]	9,473	9,182
Balance, end of period		$ 14,714	$ 13,490

[1]	Includes changes in the accretable yield due to both transfers from the nonaccretable difference and the impact of changes in the expected timing of the cash flows.